B2R Mortgage Trust 2016-1

Mortgage Pass-Through Certificates

Mortgage Loan and Sample Property Agreed-Upon Procedures

Report To:

B2R Finance L.P.

B2R Finance Depositor L.P.

Wells Fargo Securities, LLC

Morgan Stanley & Co. LLC

29 June 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

B2R Finance L.P.

B2R Finance Depositor L.P.

3 Columbus Circle, 17th Floor, Suite 1730

New York, New York 10019

Wells Fargo Securities, LLC

375 Park Avenue

New York, New York 10152

Morgan Stanley & Co. LLC

1585 Broadway, 25th Floor

New York, New York 10036

Re:	B2R Mortgage Trust 2016-1
Mortgage Pass-Through Certificates (the “Certificates”)
Mortgage Loan and Sample Property Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist B2R Finance Depositor L.P. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans and Sample Properties (both as defined in Attachment A) relating to the B2R Mortgage Trust 2016-1 Mortgage Pass-Through Certificates securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, B2R Finance L.P. (“B2R”), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) containing information relating to the Mortgage Loans and Mortgaged Properties (as defined in Attachment A),
b.	Electronic copies of the loan files for the Mortgage Loans and Sample Properties which contain:
i.	Various source documents relating to the Mortgage Loans (the “Mortgage Loan Source Documents”) and
ii.	Appraisal and appraisal updates relating to Sample Properties (the “Property Source Documents”),
c.	A list of characteristics on the Data Files relating to each Sample Property (the “Property Sample Characteristics”), which are listed on Exhibit 2 to Attachment A, that B2R, on behalf of the Depositor, instructed us to compare to information contained on the Property Source Documents,
d.	A list of characteristics on the Data Files relating to each Mortgage Loan (the “Compared Mortgage Loan Characteristics”), which are listed on Exhibit 5 to Attachment A, that B2R, on behalf of the Depositor, instructed us to compare to information contained on the Mortgage Loan Source Documents,
e.	A list of characteristics on the Data Files relating to each Mortgage Loan (the “Recalculated Mortgage Loan Characteristics”), which are described in Attachment A, that B2R, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files relating to each Mortgage Loan and Mortgaged Property (the “Provided Mortgage Loan and Mortgaged Property Characteristics”), which are listed on Exhibit 6 to Attachment A, on which B2R, on behalf of the Depositor, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the B2R Mortgage Trust 2016-1 Mortgage Pass-Through Certificates securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Mortgage Loan Source Documents, Property Source Documents, Property Sample Characteristics, Compared Mortgage Loan Characteristics, Recalculated Mortgage Loan Characteristics, Provided Mortgage Loan and Mortgaged Property Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Mortgage Loan Source Documents, Property Source Documents, Provided Mortgage Loan and Mortgaged Property Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by B2R, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans and Mortgaged Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by B2R, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 June 2016

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, B2R, on behalf of the Depositor, indicated that:

a.	The Certificates will represent beneficial ownership interests in B2R Mortgage Trust 2016-1 (the “Issuing Entity”), to be established by the Depositor,
b.	The Issuing Entity’s assets will primarily be 166 first priority, fixed-rate mortgage loans (the “Mortgage Loans”) and
c.	The Mortgage Loans are secured by first liens on 2,548 mortgaged properties (the “Mortgaged Properties”), which consist of:
i.	2,037 single-family residential (single unit) properties,
ii.	257 2-4 unit properties,
iii.	175 townhomes,
iv.	65 condominium properties and
v.	14 multifamily properties.

Procedures we performed and our associated findings

1.	B2R, on behalf of the Depositor, provided us with an electronic data file labeled “B2R 2016-1 Accounting Tape V1.xls” (“Preliminary Data File 1”) and a corresponding record layout and decode table that B2R, on behalf of the Depositor, indicated contains information on 1,426 mortgaged properties (the “Preliminary Properties 1”) that secure 126 mortgage loans (the “Preliminary Mortgage Loans 1”).

As instructed by B2R, on behalf of the Depositor, we selected a sample of the Preliminary Properties 1 on Preliminary Data File 1 using the sample selection methodology provided by B2R, on behalf of the Depositor, that is described in the succeeding paragraph of this Item 1.

For each Preliminary Mortgage Loan 1, B2R, on behalf of the Depositor, instructed us to:

a.	Multiply 25% by the number of Preliminary Properties 1 that secure such Preliminary Mortgage Loan 1,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 1 on Preliminary Data File 1 equal to the number computed in b. above from the population of Preliminary Properties 1 that secure such Preliminary Mortgage Loan 1.

The application of the sample selection methodology described above resulted in the selection of 405 Preliminary Properties 1 (the “Preliminary Sample Properties”). The Preliminary Sample Properties are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, B2R, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Preliminary Sample Properties from Preliminary Data File 1 (as described above).

Attachment A Page 2 of 13

2.	For each Preliminary Sample Property, we compared the Property Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on Preliminary Data File 1, to the corresponding information located on copies of the Property Source Documents that were provided by B2R, on behalf of the Depositor, subject to the qualifications, assumptions and methodologies provided by B2R, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement

For the purpose of the procedures described in this Item 2., all references to the “Sample Properties” and “Data File” in the notes to Exhibit 2 to Attachment A are deemed to refer to the “Preliminary Sample Properties” and “Preliminary Data File 1,” respectively.

3.	B2R, on behalf of the Depositor, provided us with an electronic data file labeled “B2R 2016-1 Accounting Tape V12.xls” (“Preliminary Data File 2,” together with Preliminary Data File 1, the “Preliminary Data Files”) and a corresponding record layout and decode table that B2R, on behalf of the Depositor, indicated contains information on 2,564 mortgaged properties (the “Preliminary Properties 2”) that secure 169 mortgage loans (the “Preliminary Mortgage Loans 2”).

As instructed by B2R, on behalf of the Depositor, we selected a sample of the Preliminary Properties 2 on Preliminary Data File 2 that were not Preliminary Properties 1 (the “Added Preliminary Properties”), using the sample selection methodology provided by B2R, on behalf of the Depositor, that is described in the succeeding paragraph of this Item 3.

For each Preliminary Mortgage Loan 2 that was not a Preliminary Mortgage Loan 1 (the “Added Preliminary Mortgage Loans”), B2R, on behalf of the Depositor, instructed us to:

a.	Multiply 25% by the number of Added Preliminary Properties that secure such Added Preliminary Mortgage Loan,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of the Added Preliminary Properties on Preliminary Data File 2 equal to the number computed in b. above from the population of Added Preliminary Properties that secure such Added Preliminary Mortgage Loan.

The application of the sample selection methodology described above resulted in the selection of 304 Preliminary Properties 2 (the “Added Sample Properties,” together with the Preliminary Sample Properties, the “Sample Properties”). The Added Sample Properties are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, B2R, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodologies they provided for the selection of the Added Sample Properties from Preliminary Data File 2 (as described above).

Attachment A Page 3 of 13

4.	For each Added Sample Property, we compared the Property Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on Preliminary Data File 2, to the corresponding information located on copies of the Property Source Documents that were provided by B2R, on behalf of the Depositor, subject to the qualifications, assumptions and methodologies provided by B2R, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 4., all references to the “Sample Properties” and “Data File” in the notes to Exhibit 2 to Attachment A are deemed to refer to the “Added Sample Properties” and “Preliminary Data File 2,” respectively.

5.	B2R, on behalf of the Depositor, provided us with an electronic data file labeled “B2R 2016 1 Accounting Tape (6.21 v2).xls” (the “Preliminary Final Data File”) and a corresponding record layout and decode table that B2R, on behalf of the Depositor, indicated contains information on the Mortgage Loans and Mortgaged Properties as of the related due date of each Mortgage Loan in July 2016 (the “Cut-off Date”).

We compared the information that identified each Sample Property (the “Property ID”), as shown on the applicable Preliminary Data File, to the corresponding Property ID on the Preliminary Final Data File and noted that:

a.	702 Mortgaged Properties included on Preliminary Final Data File were Sample Properties (the “Final Sample Properties”) and

b.	Seven (7) Sample Properties were not included on the Preliminary Final Data File (the “Removed Sample Properties”), which are identified on Exhibit 1 to Attachment A

6.	For each Final Sample Property, we compared the Property Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on Preliminary Final Data File, to the corresponding information that we identified in performing the procedures described in Items 2. and 4. above, as applicable. All such compared information was in agreement.

Attachment A Page 4 of 13

7.	For each Mortgage Loan on the Preliminary Final Data File, we compared the Compared Mortgage Loan Characteristics listed on Exhibit 5 to Attachment A, as shown on the Preliminary Final Data File, to the corresponding information located on copies of the Mortgage Loan Source Documents indicated on Exhibit 5 to Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 5 to Attachment A and the next paragraph of this Item 7.

The Mortgage Loan Source Document(s) that B2R, on behalf of the Depositor, instructed us to use for each Compared Mortgage Loan Characteristic are indicated on Exhibit 5 to Attachment A.  Where more than one Mortgage Loan Source Document is listed for a Compared Mortgage Loan Characteristic, B2R, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Final Data File for the Compared Mortgage Loan Characteristic agreed with the corresponding information on at least one of the Mortgage Loan Source Documents that are listed for such Compared Mortgage Loan Characteristic on Exhibit 5 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Mortgage Loan Source Documents for any of the Compared Mortgage Loan Characteristics listed on Exhibit 5 to Attachment A.

8.	As instructed by B2R, on behalf of the Depositor, we adjusted the information on the Preliminary Final Data File to correct all the differences we noted in performing the procedures described in Item 7., and provided a list of such differences to B2R. The Preliminary Final Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

9.	Subsequent to the performance of the procedures described in Items 7. and 8. above, B2R, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data Files and Preliminary Final Data File, comprise the Data Files), that B2R, on behalf of the Depositor, indicated contains information on the Mortgage Loans and Mortgaged Properties as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared the Compared Mortgage Loan Characteristics listed on Exhibit 5 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Additionally, for each Final Sample Property, we compared the Property Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File, and found such information to be in agreement. Except for the procedures relating to the Final Sample Properties that are described in Items 1. through 6. above and in this Item 9., we performed no procedures to determine the accuracy, completeness or reasonableness of the Property Sample Characteristics for any other Mortgaged Property on the Final Data File.

Attachment A Page 5 of 13

10.	Using the:
a.	First Payment Date and
b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term to Maturity (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgaged Properties associated with each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the “Original Term to Maturity (months)” for the applicable Mortgage Loan as the value for the “Original Term to Maturity (months)” for the Mortgaged Properties associated with such Mortgage Loan.

11.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown on the applicable Mortgage Loan Source Document,

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 11 of Exhibit 5 to Attachment A), which are described in the succeeding paragraph of this Item 11.), we recalculated the “IO Period” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Interest Only Loan, B2R, on behalf of the Depositor, instructed us to use the “Original Term to Maturity (months)” value on the Final Data File for the “IO Period” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgaged Properties associated with each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the “IO Period” for the applicable Mortgage Loan as the value for the “IO Period” for the Mortgaged Properties associated with such Mortgage Loan.

12.	Using the:
a.	Allocated Original Balance ($),
b.	Interest Rate and
c.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Interest Only Loans), all as shown on the Final Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Interest Only Loan, B2R, on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 13

12. (continued)

For the Mortgaged Properties associated with each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the “Original Amortization Term” for the applicable Mortgage Loan as the value for the “Original Amortization Term” for the Mortgaged Properties associated with such Mortgage Loan.

13.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgaged Properties associated with each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the “Seasoning” for the applicable Mortgage Loan as the value for the “Seasoning” for the Mortgaged Properties associated with such Mortgage Loan.

14.	Using the:
a.	Allocated Original Balance ($),
b.	Interest Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Interest Rate and
h.	Monthly Debt Service ($)

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the principal balance of each Mortgage Loan as of the Cut-off Date (the “Cutoff Date Balance ($)”) and as of the corresponding “Maturity Date” (the “Allocated Maturity or ARD Balance ($)”), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, B2R, on behalf of the Depositor, instructed us to:

i.	Ignore differences of +/- $1.00 or less and
ii.	Recalculate the “Allocated Maturity or ARD Balance ($)” as the principal amount that is scheduled to be paid on the “Maturity Date” of each Mortgage Loan, including the principal component that is included in the “Monthly Debt Service ($)” amount that is due on the “Maturity Date.”

For each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to allocate the “Cutoff Date Balance ($)” and “Allocated Maturity or ARD Balance ($)” of the Mortgage Loan to the Mortgaged Properties associated with such Mortgage Loan on a pro-rata basis using the “Allocated Original Balance ($)” for each Mortgaged Property that is shown on the applicable loan agreement or loan modification agreement Mortgage Loan Source Document.

Attachment A Page 7 of 13

15.	Using the “Cutoff Date Balance ($)” of each Mortgage Loan and Mortgaged Property, as shown on the Final Data File, we recalculated the “% of Initial Loan Amount” of each Mortgage Loan and Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Original Term to Maturity (months) and
b.	Seasoning

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgaged Properties associated with each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the “Remaining Term to Maturity (months)” for the applicable Mortgage Loan as the value for the “Remaining Term to Maturity (months)” for the Mortgaged Properties associated with such Mortgage Loan.

17.	Using the:
a.	IO Period,
b.	Original Amortization Term and
c.	Seasoning

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 17.), all as shown on the Final Data File, we recalculated the “Remaining Amortization Term” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, B2R, on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgaged Properties associated with each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the “Remaining Amortization Term” for the applicable Mortgage Loan as the value for the “Remaining Amortization Term” for the Mortgaged Properties associated with such Mortgage Loan.

Attachment A Page 8 of 13

18.	Using the:
a.	IO Period and
b.	Seasoning

of each Mortgage Loan (except for the Mortgage Loans with a “Loan Amortization Type” value of “Amortizing ARD” or “Amortizing Balloon” on the Final Data File (collectively, the “Amortizing Loans”), which are described in the succeeding paragraph of this Item 18.), both as shown on the Final Data File, we recalculated the “Remaining IO Period” of each Mortgage Loan (except for the Amortizing Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Amortizing Loans, B2R, on behalf of the Depositor, instructed us to use “0” for the “Remaining IO Period” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgaged Properties associated with each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the “Remaining IO Period” for the applicable Mortgage Loan as the value for the “Remaining IO Period“ for the Mortgaged Properties associated with such Mortgage Loan.

19.	Using the “Monthly Debt Service ($)” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Annual Debt Service ($)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, B2R, on behalf of the Depositor, instructed us to recalculate the “Annual Debt Service ($)” as twelve (12) times the “Monthly Debt Service ($),” as shown on the Final Data File.

20.	Using the:
a.	Servicing Fee,
b.	Trustee / Certificate Administrator Fee and
c.	CREFC Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 13

21.	Using the:
a.	Interest Rate and
b.	Total Admin Fee

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using:
a.	Information on the Final Data File,
b.	The applicable calculation methodologies described in the Draft Preliminary Offering Memorandum and
c.	The applicable calculation methodologies and assumptions provided by B2R, on behalf of the Depositor, that are described in the succeeding paragraphs of this Item 22.,

we recalculated the:

i.	Underwritten NOI DSCR,

ii.	Underwritten NCF DSCR,
iii.	UW NOI Debt Yield,
iv.	UW NCF Debt Yield,
v.	Cutoff Date LTV Ratio and
vi.	LTV Ratio at Maturity or ARD

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by B2R, on behalf of the Depositor, to round the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” to two decimal places and the “UW NOI Debt Yield,” “UW NCF Debt Yield,” “Cutoff Date LTV Ratio” and “LTV Ratio at Maturity or ARD” to the nearest 1/10th of one percent.

For purpose of recalculating the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” characteristics for the Maynada Mortgage Loan (as defined in Note 10 of Exhibit 5 to Attachment A), B2R, on behalf of the Depositor, instructed us to use the respective combined annual debt service for the Mortgage Loan and the related pari-passu companion loan, which is twelve (12) times the sum of the:

a.	“Monthly Debt Service ($)” of the Mortgage Loan, as shown on the Final Data File and
b.	The Maynada Companion Loan Monthly Debt Service (as defined in Note 11 of Exhibit 5 to Attachment A).

Attachment A Page 10 of 13

22. (continued)

For the purpose of recalculating the “UW NOI Debt Yield,” “UW NCF Debt Yield” and “Cutoff Date LTV Ratio” characteristics for the Maynada Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related pari-passu companion loan, which is the sum of:

a.	“Cutoff Date Balance ($)” of the Mortgage Loan, as shown on the Final Data File and
b.	The principal balance as of the Cut-off Date for the Maynada Companion Loan (as defined in Note 10 of Exhibit 5 to Attachment A) (the “Maynada Companion Loan Cutoff Date Balance ($)”), recalculated using information on the applicable Mortgage Loan Source Documents.

For the purpose of recalculating the “LTV Ratio at Maturity or ARD” characteristic for the Maynada Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity Date” for the Mortgage Loan and related pari-passu companion loan, which is the sum of:

a.	“Allocated Maturity or ARD Balance ($)” of the Mortgage Loan, as shown on the Final Data File and
b.	The principal balance of the Maynada Companion Loan as of the maturity date of the Maynada Companion Loan (the “Maynada Companion Loan Maturity Date Balance ($)”), recalculated using the information on the applicable Mortgage Loan Source Documents.

For the Mortgaged Properties associated with each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the:

a.	Underwritten NOI DSCR,
b.	Underwritten NCF DSCR,
c.	UW NOI Debt Yield,
d.	UW NCF Debt Yield,
e.	Cutoff Date LTV Ratio and
f.	LTV Ratio at Maturity or ARD

for the applicable Mortgage Loan as the value for each of the characteristics listed in a. through f. above for the Mortgaged Properties associated with such Mortgage Loan.

Attachment A Page 11 of 13

23.	Using the “Occupancy” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Actual Annual Vacancy” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, B2R, on behalf of the Depositor, instructed us to recalculate the “Actual Annual Vacancy” as 100% minus the “Occupancy,” as shown on the Final Data File. Additionally, B2R, on behalf of the Depositor, instructed us to perform the recalculation described in this Item 23. for each Mortgage Loan on the Final Data File, and to perform no procedures relating to the “Actual Annual Vacancy” that is shown on the Final Data File for each Mortgaged Property.

24.	Using the:
a.	Underwritten Annual Gross Potential Rent ($) and
b.	Underwritten Effective Gross Income ($)

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Underwritten Economic Vacancy” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, B2R, on behalf of the Depositor, instructed us to recalculate the “Underwritten Economic Vacancy” as:

a.	100%
minus
b.	i the “Underwritten Effective Gross Income ($)”
divided by
ii the “Underwritten Annual Gross Potential Rent ($),”
both as shown on the Final Data File.

Additionally, B2R, on behalf of the Depositor, instructed us to perform the recalculation described in this Item 24. for each Mortgage Loan on the Final Data File, and to perform no procedures relating to the “Underwritten Economic Vacancy” that is shown on the Final Data File for each Mortgaged Property.

For the Mortgaged Properties associated with each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the “Underwritten Economic Vacancy” for the applicable Mortgage Loan as the value for the “Underwritten Economic Vacancy” for the Mortgaged Properties associated with such Mortgage Loan.

Attachment A Page 12 of 13

25.	Using the “Allocated Original Balance ($)” of each Mortgage Loan (except for the Mortgage Loan identified on the Final Data File with the Loan ID of “00007548“ (the “00007548 Mortgage Loan”), which is described in the final paragraph of this Item 25.), as shown on the Final Data File, and applicable calculation methodologies and assumptions provided by B2R, on behalf of the Depositor, that are described in the succeeding paragraph of this Item 25., we recalculated the “Lending Program” of each Mortgage Loan (except for the 00007548 Mortgage Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan (except for the 00007548 Mortgage Loan), B2R, on behalf of the Depositor, instructed us to use “ILP” for the “Lending Program” characteristic if the “Allocated Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, equals or exceeds $5,000,000, and to use “ELP” for the “Lending Program” characteristic if the “Allocated Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, is less than $5,000,000.

For the 00007548 Mortgage Loan, which has an “Allocated Original Balance ($),” as shown on the Final Data File, of $1,300,000, B2R, on behalf of the Depositor, instructed us to use “ILP” for the “Lending Program” characteristic. We have performed no procedures to determine the accuracy, completeness or reasonableness of the calculation methodologies and assumptions provided by B2R, on behalf of the Depositor, that are described above in this Item 25.

26.	Using the:
a.	Primary Guarantor and
b.	Additional Guarantor

of each Mortgage Loan, both as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Primary Guarantor” or “Additional Guarantor” (each, a “Related Guarantor”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 13

26. (continued)

For the:

a.	Mortgage Loan identified on the Final Data File as “Conrex REIT III” (the “Conrex REIT III Mortgage Loan”), which has “Conrex Residential Property REIT, Inc.” for the “Primary Guarantor” characteristic and no “Additional Guarantor” on the Final Data File,
b.	Mortgage Loan identified on the Final Data File as “Conrex REIT II” (the “Conrex REIT II Mortgage Loan”), which has “Conrex Residential Property REIT, Inc.” for the “Primary Guarantor” characteristic and no “Additional Guarantor” on the Final Data File and
c.	00007548 Mortgage Loan, which has “[Redacted/00007548 Mortgage Loan Guarantor, LLC]” for the “Primary Guarantor” characteristic and no “Additional Guarantor” on the Final Data File,

B2R, on behalf of the Depositor, indicated that these Mortgage Loans are Related Guarantor Loans, and instructed us to use “Group 1” for the “Related Guarantor Loans” characteristic on the Final Data File. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement. We performed no procedures to determine the accuracy, completeness or reasonableness of the information and instructions provided by B2R, on behalf of the Depositor, that are described above in this Item 26.

Exhibit 1 to Attachment A

Sample Properties

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

1	00002284	00002284.004	X
2	00003397	00003397.003	X
3	00003397	00003397.007	X
4	00003397	00003397.008	X
5	00003397	00003397.011	X
6	00003413	00003413.001	X
7	00003413	00003413.004	X
8	00003454	00003454.002	X
9	00003678	00003678.005	X
10	00003678	00003678.007	X
11	00003678	00003678.009	X
12	00003771	00003771.002	X
13	00003771	00003771.008	X
14	00003793	00003793.001	X
15	00003793	00003793.002	X
16	00003793	00003793.004	X
17	00003823	00003823.003	X
18	00003823	00003823.004	X
19	00003851	00003851.001	X
20	00003851	00003851.006	X
21	00003897	00003897.002	X
22	00003897	00003897.003	X
23	00003897	00003897.007	X
24	00003921	00003921.001	X
25	00003921	00003921.002	X
26	00003921	00003921.008	X
27	00003949	00003949.005	X
28	00003949	00003949.007	X
29	00004002	00004002.004	X
30	00004154	00004154.001	X
31	00004154	00004154.006	X
32	00004160	00004160.003	X
33	00004160	00004160.004	X
34	00004172	00004172.002	X
35	00004212	00004212.001	X
36	00004212	00004212.002	X
37	00004212	00004212.007	X
38	00004212	00004212.010	X
39	00004274	00004274.001	X
40	00004274	00004274.003	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

41	00004274	00004274.009	X
42	00004288	00004288.001	X
43	00004288	00004288.005	X
44	00004332	00004332.001	X
45	00004332	00004332.002	X
46	00004332	00004332.006	X
47	00004361	00004361.003	X		X
48	00004439	00004439.001	X
49	00004439	00004439.005	X
50	00004439	00004439.013	X
51	00004439	00004439.020	X
52	00004439	00004439.021	X
53	00004439	00004439.026	X
54	00004439	00004439.028	X
55	00004452	00004452.004	X
56	00004452	00004452.010	X
57	00004452	00004452.014	X
58	00004452	00004452.015	X
59	00004469	00004469.004	X
60	00004469	00004469.009	X
61	00004469	00004469.012	X
62	00004506	00004506.002	X
63	00004516	00004516.006	X
64	00004516	00004516.007	X
65	00004542	00004542.004	X
66	00004542	00004542.006	X
67	00004636	00004636.006	X
68	00004636	00004636.010	X
69	00004636	00004636.012	X
70	00004636	00004636.014	X
71	00004636	00004636.015	X
72	00004719	00004719.001	X
73	00004751	00004751.001	X		X
74	00004751	00004751.006	X		X
75	00004770	00004770.001	X
76	00004770	00004770.004	X
77	00004771	00004771.002	X
78	00004771	00004771.007	X
79	00004783	00004783.001	X
80	00004796	00004796.001	X
81	00004796	00004796.006	X
82	00004796	00004796.007	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

83	00004938	00004938.003	X
84	00004938	00004938.006	X
85	00004938	00004938.009	X
86	00004969	00004969.003	X
87	00004969	00004969.008	X
88	00004969	00004969.011	X
89	00004975	00004975.001	X
90	00005015	00005015.002	X
91	00005015	00005015.008	X
92	00005028	00005028.001	X
93	00005028	00005028.004	X
94	00005052	00005052.003	X
95	00005052	00005052.005	X
96	00005072	00005072.001	X
97	00005101	00005101.002	X
98	00005101	00005101.007	X
99	00005122	00005122.001	X
100	00005140	00005140.002	X
101	00005156	00005156.004	X
102	00005167	00005167.002	X
103	00005205	00005205.003	X
104	00005205	00005205.006	X
105	00005216	00005216.001	X
106	00005216	00005216.003	X
107	00005250	00005250.001	X
108	00005341	00005341.003	X
109	00005364	00005364.001	X
110	00005364	00005364.004	X
111	00005454	00005454.001	X
112	00005454	00005454.002	X
113	00005454	00005454.014	X
114	00005454	00005454.015	X
115	00005454	00005454.016	X
116	00005454	00005454.022	X
117	00005462	00005462.003	X
118	00005462	00005462.009	X
119	00005462	00005462.010	X
120	00005481	00005481.003	X
121	00005481	00005481.005	X
122	00005495	00005495.002	X
123	00005495	00005495.007	X
124	00005495	00005495.009	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

125	00005497	00005497.001	X
126	00005497	00005497.003	X
127	00005497	00005497.009	X
128	00005514	00005514.005	X
129	00005514	00005514.007	X
130	00005514	00005514.008	X
131	00005514	00005514.009	X
132	00005583	00005583.001	X
133	00005583	00005583.002	X
134	00005583	00005583.006	X
135	00005585	00005585.004	X
136	00005600	00005600.003	X
137	00005600	00005600.004	X
138	00005607	00005607.001	X
139	00005607	00005607.004	X
140	00005617	00005617.002	X
141	00005617	00005617.008	X
142	00005617	00005617.011	X
143	00005628	00005628.001	X
144	00005630	00005630.003	X
145	00005630	00005630.004	X
146	00005681	00005681.002	X
147	00005681	00005681.004	X
148	00005692	00005692.001	X
149	00005692	00005692.004	X
150	00005736	00005736.004	X
151	00005736	00005736.005	X
152	00005744	00005744.003	X
153	00005744	00005744.004	X
154	00005854	00005854.003	X
155	00005861	00005861.001	X
156	00005861	00005861.002	X
157	00005881	00005881.003	X
158	00005881	00005881.005	X
159	00005885	00005885.003	X
160	00005897	00005897.002	X
161	00005897	00005897.003	X
162	00005897	00005897.008	X
163	00005918	00005918.001	X
164	00005943	00005943.003	X
165	00005970	00005970.004	X
166	00005970	00005970.005	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

167	00005970	00005970.006	X
168	00005970	00005970.012	X
169	00005978	00005978.002	X
170	00005978	00005978.005	X
171	00006016	00006016.003	X
172	00006033	00006033.003	X
173	00006033	00006033.004	X
174	00006064	00006064.001	X		X
175	00006087	00006087.004	X
176	00006087	00006087.005	X
177	00006087	00006087.007	X
178	00006119	00006119.003	X
179	00006119	00006119.004	X
180	00006119	00006119.006	X
181	00006134	00006134.001	X
182	00006134	00006134.003	X
183	00006134	00006134.010	X
184	00006155	00006155.003	X
185	00006166	00006166.005	X
186	00006166	00006166.006	X
187	00006179	00006179.001	X
188	00006179	00006179.005	X
189	00006179	00006179.006	X
190	00006243	00006243.003	X
191	00006279	00006279.004	X
192	00006279	00006279.006	X
193	00006337	00006337.001	X
194	00006342	00006342.004	X
195	00006342	00006342.006	X
196	00006357	00006357.001	X
197	00006363	00006363.002	X
198	00006363	00006363.003	X
199	00006375	00006375.003	X
200	00006375	00006375.011	X
201	00006375	00006375.013	X
202	00006375	00006375.014	X
203	00006375	00006375.015	X
204	00006375	00006375.020	X
205	00006375	00006375.022	X
206	00006375	00006375.026	X
207	00006375	00006375.027	X
208	00006375	00006375.038	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

209	00006375	00006375.039	X
210	00006375	00006375.044	X
211	00006375	00006375.051	X
212	00006375	00006375.059	X
213	00006375	00006375.062	X
214	00006375	00006375.067	X
215	00006375	00006375.072	X
216	00006375	00006375.076	X
217	00006375	00006375.080	X
218	00006375	00006375.085	X
219	00006375	00006375.089	X
220	00006375	00006375.091	X
221	00006375	00006375.092	X
222	00006375	00006375.101	X
223	00006375	00006375.103	X
224	00006375	00006375.104	X
225	00006375	00006375.105	X
226	00006375	00006375.108	X
227	00006396	00006396.004	X
228	00006396	00006396.005	X
229	00006403	00006403.003	X
230	00006407	00006407.002	X		X
231	00006412	00006412.002	X
232	00006424	00006424.002	X
233	00006469	00006469.001	X
234	00006469	00006469.005	X
235	00006490	00006490.001	X
236	00006513	00006513.001	X
237	00006513	00006513.002	X
238	00006521	00006521.004	X
239	00006521	00006521.005	X
240	00006521	00006521.006	X
241	00006521	00006521.013	X
242	00006521	00006521.014	X
243	00006521	00006521.019	X
244	00006521	00006521.024	X
245	00006521	00006521.032	X
246	00006521	00006521.034	X
247	00006521	00006521.035	X
248	00006521	00006521.038	X
249	00006521	00006521.044	X
250	00006521	00006521.056	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

251	00006521	00006521.060	X
252	00006521	00006521.066	X
253	00006521	00006521.072	X
254	00006521	00006521.074	X
255	00006521	00006521.075	X
256	00006521	00006521.078	X
257	00006521	00006521.079	X
258	00006521	00006521.080	X
259	00006521	00006521.082	X
260	00006521	00006521.086	X
261	00006521	00006521.087	X
262	00006521	00006521.097	X
263	00006521	00006521.108	X
264	00006521	00006521.110	X
265	00006521	00006521.112	X
266	00006521	00006521.113	X
267	00006521	00006521.115	X
268	00006521	00006521.119	X
269	00006521	00006521.121	X
270	00006521	00006521.125	X
271	00006521	00006521.127	X
272	00006521	00006521.128	X
273	00006521	00006521.130	X
274	00006521	00006521.133	X
275	00006521	00006521.134	X
276	00006521	00006521.137	X
277	00006521	00006521.140	X
278	00006521	00006521.142	X
279	00006521	00006521.144	X
280	00006521	00006521.148	X
281	00006521	00006521.149	X
282	00006521	00006521.155	X
283	00006521	00006521.162	X
284	00006521	00006521.167	X
285	00006521	00006521.169	X
286	00006521	00006521.171	X
287	00006521	00006521.177	X
288	00006521	00006521.183	X
289	00006521	00006521.191	X
290	00006521	00006521.192	X
291	00006521	00006521.196	X
292	00006521	00006521.206	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

293	00006521	00006521.209	X
294	00006521	00006521.210	X
295	00006521	00006521.213	X
296	00006521	00006521.225	X
297	00006521	00006521.232	X
298	00006521	00006521.237	X
299	00006521	00006521.238	X
300	00006521	00006521.242	X
301	00006521	00006521.248	X
302	00006521	00006521.252	X
303	00006521	00006521.255	X
304	00006621	00006621.003	X
305	00006658	00006658.002	X
306	00006658	00006658.005	X
307	00006704	00006704.001	X
308	00006704	00006704.004	X
309	00006717	00006717.001	X
310	00006756	00006756.003	X
311	00006756	00006756.009	X
312	00006756	00006756.011	X
313	00006756	00006756.014	X
314	00006756	00006756.015	X
315	00006756	00006756.023	X
316	00006756	00006756.031	X
317	00006756	00006756.032	X
318	00006756	00006756.034	X
319	00006756	00006756.042	X
320	00006756	00006756.044	X
321	00006756	00006756.047	X
322	00006756	00006756.065	X
323	00006756	00006756.066	X
324	00006756	00006756.070	X
325	00006756	00006756.071	X
326	00006756	00006756.072	X
327	00006756	00006756.075	X
328	00006756	00006756.081	X
329	00006756	00006756.083	X
330	00006756	00006756.084	X
331	00006756	00006756.089	X
332	00006756	00006756.091	X
333	00006756	00006756.094	X
334	00006756	00006756.099	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

335	00006756	00006756.106	X
336	00006756	00006756.107	X
337	00006756	00006756.111	X
338	00006756	00006756.113	X
339	00006756	00006756.118	X
340	00006756	00006756.119	X
341	00006756	00006756.123	X
342	00006756	00006756.129	X
343	00006756	00006756.130	X
344	00006756	00006756.131	X
345	00006756	00006756.132	X
346	00006756	00006756.146	X
347	00006756	00006756.155	X
348	00006756	00006756.158	X
349	00006756	00006756.159	X
350	00006756	00006756.160	X
351	00006756	00006756.163	X
352	00006756	00006756.166	X
353	00006756	00006756.167	X
354	00006756	00006756.170	X
355	00006756	00006756.175	X
356	00006756	00006756.176	X
357	00006756	00006756.177	X
358	00006756	00006756.180	X
359	00006756	00006756.197	X
360	00006779	00006779.001	X
361	00006790	00006790.002	X
362	00006837	00006837.005	X
363	00006837	00006837.006	X
364	00006896	00006896.002	X
365	00006896	00006896.004	X
366	00006913	00006913.001	X
367	00006913	00006913.005	X
368	00006913	00006913.008	X
369	00006913	00006913.010	X
370	00006925	00006925.001	X
371	00006925	00006925.005	X
372	00006941	00006941.005	X
373	00006941	00006941.006	X
374	00006941	00006941.010	X
375	00006941	00006941.014	X
376	00006982	00006982.002	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

377	00006982	00006982.005	X
378	00006991	00006991.001	X
379	00007017	00007017.002	X
380	00007017	00007017.004	X
381	00007025	00007025.001	X
382	00007025	00007025.004	X
383	00007114	00007114.005	X
384	00007114	00007114.006	X
385	00007131	00007131.003	X
386	00007247	00007247.003	X
387	00007247	00007247.006	X
388	00007247	00007247.008	X
389	00007247	00007247.009	X
390	00007247	00007247.011	X
391	00007281	00007281.003	X
392	00007281	00007281.004	X
393	00007281	00007281.006	X
394	00007281	00007281.009	X
395	00007368	00007368.001	X
396	00007368	00007368.005	X
397	00007393	00007393.001	X
398	00007393	00007393.002	X
399	00007449	00007449.001	X
400	00007548	00007548.006	X
401	00007548	00007548.014	X
402	00007548	00007548.017	X
403	00007548	00007548.019	X
404	00007548	00007548.022	X
405	00007548	00007548.023	X
406	00001347	00001347.002		X
407	00001347	00001347.008		X
408	00002080	00002080.004		X
409	00002080	00002080.103		X
410	00002080	00002080.011		X
411	00002080	00002080.144		X
412	00002080	00002080.022		X
413	00002080	00002080.020		X
414	00002080	00002080.016		X
415	00002080	00002080.175		X
416	00002080	00002080.154		X
417	00002080	00002080.173		X
418	00002080	00002080.019		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

419	00002080	00002080.051		X
420	00002080	00002080.107		X
421	00002080	00002080.071		X
422	00002080	00002080.077		X
423	00002080	00002080.194		X
424	00002080	00002080.166		X
425	00002080	00002080.087		X
426	00002080	00002080.023		X
427	00002080	00002080.216		X
428	00002080	00002080.206		X
429	00002080	00002080.140		X
430	00002080	00002080.198		X
431	00002080	00002080.118		X
432	00002080	00002080.108		X
433	00002080	00002080.143		X
434	00002080	00002080.133		X
435	00002080	00002080.037		X
436	00002080	00002080.131		X
437	00002080	00002080.024		X
438	00002080	00002080.205		X
439	00002080	00002080.100		X
440	00002080	00002080.082		X
441	00002080	00002080.043		X
442	00002080	00002080.075		X
443	00002080	00002080.038		X
444	00002080	00002080.211		X
445	00002080	00002080.106		X
446	00002080	00002080.095		X
447	00002080	00002080.111		X
448	00002080	00002080.026		X
449	00002080	00002080.112		X
450	00002080	00002080.169		X
451	00002080	00002080.197		X
452	00002080	00002080.170		X
453	00002080	00002080.207		X
454	00002080	00002080.056		X
455	00002080	00002080.057		X
456	00002080	00002080.068		X
457	00002080	00002080.050		X
458	00002080	00002080.045		X
459	00002080	00002080.201		X
460	00002080	00002080.093		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

461	00002080	00002080.027		X
462	00002080	00002080.183		X
463	00002224	00002224.001		X	X
464	00002224	00002224.002		X	X
465	00003421	00003421.003		X
466	00003434	00003434.001		X
467	00003749	00003749.005		X
468	00003749	00003749.002		X
469	00004858	00004858.009		X
470	00004858	00004858.011		X
471	00004858	00004858.004		X
472	00004858	00004858.010		X
473	00004858	00004858.006		X
474	00004879	00004879.038		X
475	00004879	00004879.033		X
476	00004879	00004879.046		X
477	00004879	00004879.003		X
478	00004879	00004879.024		X
479	00004879	00004879.018		X
480	00004879	00004879.001		X
481	00004879	00004879.004		X
482	00004879	00004879.048		X
483	00004879	00004879.045		X
484	00004879	00004879.007		X
485	00004879	00004879.047		X
486	00004879	00004879.039		X
487	00006079	00006079.003		X
488	00006079	00006079.006		X
489	00006290	00006290.007		X
490	00006290	00006290.032		X
491	00006290	00006290.041		X
492	00006290	00006290.046		X
493	00006290	00006290.042		X
494	00006290	00006290.040		X
495	00006290	00006290.003		X
496	00006290	00006290.029		X
497	00006290	00006290.022		X
498	00006290	00006290.038		X
499	00006290	00006290.016		X
500	00006290	00006290.001		X
501	00006316	00006316.006		X
502	00006316	00006316.004		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

503	00006316	00006316.005		X
504	00006316	00006316.009		X
505	00006333	00006333.007		X
506	00006333	00006333.003		X
507	00006390	00006390.018		X
508	00006390	00006390.002		X
509	00006390	00006390.015		X
510	00006390	00006390.009		X
511	00006390	00006390.004		X
512	00006634	00006634.003		X
513	00006634	00006634.002		X
514	00006647	00006647.002		X
515	00006647	00006647.004		X
516	00006708	00006708.002		X
517	00006955	00006955.006		X
518	00006955	00006955.001		X
519	00007001	00007001.033		X
520	00007001	00007001.015		X
521	00007001	00007001.048		X
522	00007001	00007001.032		X
523	00007001	00007001.038		X
524	00007001	00007001.046		X
525	00007001	00007001.014		X
526	00007001	00007001.009		X
527	00007001	00007001.028		X
528	00007001	00007001.043		X
529	00007001	00007001.005		X
530	00007001	00007001.017		X
531	00007044	00007044.010		X
532	00007044	00007044.007		X
533	00007044	00007044.004		X
534	00007044	00007044.002		X
535	00007146	00007146.014		X
536	00007146	00007146.016		X
537	00007146	00007146.006		X
538	00007146	00007146.005		X
539	00007146	00007146.002		X
540	00007162	00007162.003		X
541	00007181	00007181.002		X
542	00007181	00007181.008		X
543	00007181	00007181.007		X
544	00007181	00007181.001		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

545	00007181	00007181.009		X
546	00007184	00007184.002		X
547	00007189	00007189.007		X
548	00007189	00007189.009		X
549	00007189	00007189.002		X
550	00007288	00007288.001		X
551	00007288	00007288.006		X
552	00007288	00007288.003		X
553	00007316	00007316.004		X
554	00007316	00007316.009		X
555	00007316	00007316.010		X
556	00007369	00007369.003		X
557	00007403	00007403.002		X
558	00007403	00007403.003		X
559	00007512	00007512.003		X
560	00007512	00007512.006		X
561	00007590	00007590.292		X
562	00007590	00007590.312		X
563	00007590	00007590.088		X
564	00007590	00007590.288		X
565	00007590	00007590.109		X
566	00007590	00007590.227		X
567	00007590	00007590.323		X
568	00007590	00007590.195		X
569	00007590	00007590.162		X
570	00007590	00007590.242		X
571	00007590	00007590.204		X
572	00007590	00007590.221		X
573	00007590	00007590.251		X
574	00007590	00007590.235		X
575	00007590	00007590.342		X
576	00007590	00007590.061		X
577	00007590	00007590.151		X
578	00007590	00007590.248		X
579	00007590	00007590.152		X
580	00007590	00007590.143		X
581	00007590	00007590.180		X
582	00007590	00007590.187		X
583	00007590	00007590.206		X
584	00007590	00007590.198		X
585	00007590	00007590.226		X
586	00007590	00007590.112		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

587	00007590	00007590.085		X
588	00007590	00007590.094		X
589	00007590	00007590.192		X
590	00007590	00007590.154		X
591	00007590	00007590.215		X
592	00007590	00007590.285		X
593	00007590	00007590.065		X
594	00007590	00007590.352		X
595	00007590	00007590.156		X
596	00007590	00007590.059		X
597	00007590	00007590.141		X
598	00007590	00007590.310		X
599	00007590	00007590.305		X
600	00007590	00007590.161		X
601	00007590	00007590.100		X
602	00007590	00007590.243		X
603	00007590	00007590.098		X
604	00007590	00007590.311		X
605	00007590	00007590.218		X
606	00007590	00007590.086		X
607	00007590	00007590.214		X
608	00007590	00007590.193		X
609	00007590	00007590.225		X
610	00007590	00007590.220		X
611	00007590	00007590.150		X
612	00007590	00007590.043		X
613	00007590	00007590.213		X
614	00007590	00007590.064		X
615	00007590	00007590.103		X
616	00007590	00007590.253		X
617	00007590	00007590.172		X
618	00007590	00007590.130		X
619	00007590	00007590.155		X
620	00007590	00007590.117		X
621	00007590	00007590.229		X
622	00007590	00007590.327		X
623	00007590	00007590.047		X
624	00007590	00007590.139		X
625	00007590	00007590.127		X
626	00007590	00007590.004		X
627	00007590	00007590.079		X
628	00007590	00007590.147		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

629	00007590	00007590.169		X
630	00007590	00007590.105		X
631	00007590	00007590.263		X
632	00007590	00007590.012		X
633	00007590	00007590.075		X
634	00007590	00007590.089		X
635	00007590	00007590.060		X
636	00007590	00007590.122		X
637	00007590	00007590.002		X
638	00007590	00007590.210		X
639	00007590	00007590.194		X
640	00007590	00007590.265		X
641	00007590	00007590.024		X
642	00007590	00007590.294		X
643	00007590	00007590.282		X
644	00007590	00007590.050		X
645	00007590	00007590.116		X
646	00007590	00007590.081		X
647	00007590	00007590.181		X
648	00007590	00007590.262		X
649	00007590	00007590.045		X
650	00007614	00007614.004		X
651	00007614	00007614.002		X
652	00007624	00007624.005		X
653	00007624	00007624.004		X
654	00007675	00007675.006		X
655	00007675	00007675.004		X
656	00007688	00007688.003		X
657	00007688	00007688.001		X
658	00007798	00007798.031		X
659	00007798	00007798.014		X
660	00007798	00007798.060		X
661	00007798	00007798.013		X
662	00007798	00007798.035		X
663	00007798	00007798.021		X
664	00007798	00007798.036		X
665	00007798	00007798.008		X
666	00007798	00007798.056		X
667	00007798	00007798.040		X
668	00007798	00007798.010		X
669	00007798	00007798.032		X
670	00007798	00007798.034		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Preliminary Sample Properties	Added Sample Properties	Removed Sample Properties

671	00007798	00007798.066		X
672	00007798	00007798.055		X
673	00007798	00007798.009		X
674	00007798	00007798.025		X
675	00007798	00007798.059		X
676	00007846	00007846.002		X
677	00007894	00007894.002		X
678	00007894	00007894.003		X
679	00007915	00007915.005		X
680	00007915	00007915.006		X
681	00007929	00007929.015		X
682	00007929	00007929.009		X
683	00007929	00007929.007		X
684	00007929	00007929.016		X
685	00007929	00007929.017		X
686	00007935	00007935.007		X
687	00007935	00007935.012		X
688	00007935	00007935.003		X
689	00007935	00007935.004		X
690	00007966	00007966.008		X
691	00007966	00007966.004		X
692	00007966	00007966.003		X
693	00007974	00007974.021		X
694	00007974	00007974.010		X
695	00007974	00007974.027		X
696	00007974	00007974.031		X
697	00007974	00007974.019		X
698	00007974	00007974.028		X
699	00007974	00007974.005		X
700	00007974	00007974.029		X
701	00008075	00008075.001		X
702	00008075	00008075.010		X
703	00008075	00008075.015		X
704	00008075	00008075.002		X
705	00008100	00008100.004		X
706	00008100	00008100.003		X
707	00008139	00008139.011		X
708	00008139	00008139.001		X
709	00008139	00008139.002		X

Exhibit 2 to Attachment A

Property Sample Characteristics

Property Sample Characteristic	Notes

Appraisal type	1., 2.
Appraisal value ($)	1.
Appraisal value as of date	1.
City	1.
General property type	1., 3.
Number of bathrooms	1.
Number of bedrooms	1.
Number of units	1.
Property condition rating	1., 4.
State	1.
Total square feet	1.
Year built	1.
Zip code	1., 5.

Notes:

1.	With respect to certain Sample Properties, the applicable Property Source Document contains conflicting information relating to certain Property Sample Characteristics. For these Sample Properties, B2R, on behalf of the Depositor, instructed us to note agreement if the information on the Data File for a Property Sample Characteristic agreed with any of the information on the corresponding Property Source Document which relates to such Property Sample Characteristic. We performed no procedures to reconcile any conflicting information which exists on the Property Source Documents for any of the Property Sample Characteristics.

2.	For the purpose of comparing the “appraisal type” Property Sample Characteristic for each Sample Property that has an “appraisal type” value of “71A-B” or “71A/ 1050” on the Data File, B2R, on behalf of the Depositor, instructed us to note agreement if the corresponding Property Source Document has an “appraisal type” value of “71A “ or “71B.”

3.	For the purpose of comparing the “general property type” Property Sample Characteristic for each Sample Property (except for Sample Property numbers 144 and 145) that has a “general property type” value of “Townhome” on the Data File, B2R, on behalf of the Depositor, instructed us to note agreement if the corresponding Property Source Document has a “general property type” of “Townhome,” “Villa” or “Rowhouse.”

For the purpose of comparing the “general property type” Property Sample Characteristic for Sample Property numbers 144 and 145 with a “general property type” value of “Townhome” on the Data File, B2R, on behalf of the Depositor, instructed us to note agreement if the corresponding Property Source Document has a “general property type”
of “Colonial.”

Exhibit 2 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the “property condition rating“ Property Sample Characteristic for each Sample Property, B2R, on behalf of the Depositor, instructed us to use “NAP” as the “property condition rating” if the “general property type” value on the Data File is “Multifamily.”

5.	For the purpose of comparing the “zip code” Property Sample Characteristic for each Sample Property, B2R, on behalf of the Depositor, instructed us to compare only the first five (5) digits of the “zip code,” as shown on the Data File, to the corresponding information on the Property Source Document.

Exhibit 3 to Attachment A

Property Sample Characteristic Differences for the Preliminary Sample Properties

Sample Property Number	Property Sample Characteristic	Preliminary Data File 1 Value	Property Source Document Value

22	Property condition rating	C2	C3

39	Appraisal value as of date	<blank>	7/13/2015

154	Total square feet	2,567	2,566

166	Appraisal value as of date	<blank>	9/1/2015
	Total square feet	6,000	4,890

168	Appraisal value as of date	<blank>	9/1/2015

232	Number of bathrooms	3	2
	Number of bedrooms	7	3

381	City	College Park	Atlanta

Exhibit 4 to Attachment A

Property Sample Characteristic Differences for the Added Sample Properties

Sample Property Number	Property Sample Characteristic	Preliminary Data File 2 Value	Property Source Document Value

409	General property type	SFR	Townhome

469	General property type	SFR	Townhome

518	Appraisal value ($)	$81,000	$85,000

535	General property type	SFR	Townhome

664	General property type	SFR	Townhome

668	General property type	Townhome	SFR

Exhibit 5 to Attachment A

 Compared Mortgage Loan Characteristics and Mortgage Loan Source Documents

Underwriting Information: (see Note 1)

Characteristic	Mortgage Loan Source Document(s)
Actual In-Place Rent / Month ($) – Verified (see Note 2)	Underwriter's Summary Report
Underwritten Annual Gross Potential Rent ($) (see Note 2)	Underwriter's Summary Report
Underwritten Effective Gross Income ($)	Underwriter's Summary Report
Underwritten Annual Real Estate Taxes ($) (see Note 2)	Underwriter's Summary Report
Underwritten Annual Insurance Costs ($) (see Note 2)	Underwriter's Summary Report
Underwritten Annual Property Management Fee ($)	Underwriter's Summary Report
Underwritten Annual Turnover Costs ($)	Underwriter's Summary Report
Underwritten Annual Repairs & Maintenance ($)	Underwriter's Summary Report
Underwritten Annual Marketing and Leasing Costs ($)	Underwriter's Summary Report
Underwritten Annual Utilities ($)	Underwriter's Summary Report
Underwritten Annual Other Costs ($)	Underwriter's Summary Report
Underwritten Annual HOA Fees ($) (see Note 2)	Underwriter's Summary Report
Annual Underwritten Expenses ($)	Underwriter's Summary Report
Underwritten Annual Net Operating Income ($)	Underwriter's Summary Report
Underwritten Annual Cap Ex Reserve ($) (see Note 2)	Underwriter's Summary Report
Underwritten Annual Net Cash Flow ($)	Underwriter's Summary Report
Loan Purpose (see Note 3)	Underwriter's Summary Report
Number of Units	Underwriter's Summary Report
Occupancy (see Note 2)	Underwriter's Summary Report
Occupancy As of Date (see Note 4)	Loan Agreement or Underwriter's Summary Report

Exhibit 5 to Attachment A

Reserve and Escrow Information:

Characteristic	Mortgage Loan Source Document(s)
Monthly Tax Escrow	Loan Agreement, Loan Modification Agreement or Servicer Report
Monthly Insurance Escrow	Loan Agreement, Loan Modification Agreement or Servicer Report
Ongoing Capex Escrow	Loan Agreement, Loan Modification Agreement or Servicer Report
Deferred Maintenance Escrow	Loan Agreement or Loan Modification Agreement
Monthly Other Escrow 1	Loan Agreement or Loan Modification Agreement
Monthly Other Escrow 2	Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Mortgage Loan Source Document(s)
Borrower	Loan Agreement or Loan Modification Agreement
Recourse (Y/N)	Guaranty Agreement
Primary Guarantor (see Note 5)	Guaranty Agreement, Credit Report
Additional Guarantor (see Note 5)	Guaranty Agreement
Primary Guarantor FICO (see Note 6)	Credit Report
Funding Date (see Note 7)	Loan Agreement or Loan Modification Agreement
First Payment Date (see Notes 7 and 8)	Loan Agreement or Loan Modification Agreement
Payment Date	Loan Agreement or Loan Modification Agreement
Maturity Date (see Notes 7 and 9)	Loan Agreement or Loan Modification Agreement
ARD Y/N	Loan Agreement or Loan Modification Agreement
Final Maturity Date	Loan Agreement or Loan Modification Agreement
Allocated Original Balance ($) (see Note 10)	Loan Agreement or Loan Modification Agreement
Interest Rate (see Note 7)	Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Loan Agreement or Loan Modification Agreement
Loan Amortization Type	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 7 and 11)	Loan Agreement or Loan Modification Agreement
Prepayment Provisions (see Notes 12 and 13)	Loan Agreement or Loan Modification Agreement
Freely Prepayable Portion	Loan Agreement or Loan Modification Agreement
Lockbox (Y/N)	Loan Agreement or Loan Modification Agreement
Lockbox Type (see Note 14)	Loan Agreement or Loan Modification Agreement
Lockbox Trigger (see Note 7)	Loan Agreement or Loan Modification Agreement

Exhibit 5 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Mortgage Loan Source Document(s)
Grace Period	Loan Agreement or Loan Modification Agreement
Grace Period Default	Loan Agreement or Loan Modification Agreement
Equity Pledge (Y/N)	Loan Agreement or Equity Owner Pledge Agreement
Substitution Permitted (Y/N)	Loan Agreement or Loan Modification Agreement
Substitution Provision Description	Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Loan Agreement or Loan Modification Agreement
Number of Properties	Loan Agreement or Loan Modification Agreement
Pari Passu Amount	Loan Agreement or Loan Modification Agreement
Pari Passu Description	Loan Agreement or Loan Modification Agreement

Notes:

1.	For the purpose of comparing the “Underwriting Information” characteristics for each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

2.	For the purpose of comparing the:
a.	Actual In-Place Rent / Month ($) – Verified,
b.	Underwritten Annual Gross Potential Rent ($),
c.	Underwritten Annual Real Estate Taxes ($),
d.	Underwritten Annual Insurance Costs ($),
e.	Underwritten Annual HOA Fees ($),
f.	Underwritten Annual Cap Ex Reserve ($) and
g.	Occupancy

Characteristics for each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to compare the information on the Preliminary Final Data File for each Mortgage Loan to the corresponding information on the applicable Mortgage Loan Source Document. We performed no procedures related to the information on the Preliminary Final Data File for the characteristics listed in a. through g. above in this Note 2. for any of the Mortgaged Properties.

3.	For the purpose of comparing the “Loan Purpose” characteristic for each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use “Refinance (Debt and/or Equity Return” if the loan purpose is “Refinance” on the underwriter’s summary report Mortgage Loan Source Document.

Exhibit 5 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the “Occupancy As of Date” characteristic for each Mortgage Loan, except for the Mortgage Loans described in the succeeding paragraph of this Note 4, B2R, on behalf of the Depositor, instructed us to use the “Closing Date” (as defined on the loan agreement Mortgage Loan Source Document) for the “Occupancy As of Date” characteristic.

For the purpose of comparing the “Occupancy As of Date” characteristic for the Mortgage Loans identified on the Preliminary Final Data File as displayed in the table below, B2R, on behalf of the Depositor, instructed us to use the rent roll date shown on the underwriter’s summary report Mortgage Loan Source Document for the “Occupancy As of Date” characteristic.

Loan ID
00005495
00005497
00006166
00005101
00003678
00006513
00004002
00003771
00005481
00004879
00006756
00004212
00006342
00005216
00006521
00007590
00007548
00005454
00004770
00006717
00006658
00002284
00005250
00006490
00006403
00005583
00005978
00006941

Exhibit 5 to Attachment A

4. (continued)

Loan ID
00006375
00005015
00005462
00005881
00005156
00004636
00004160
00004288
00005028
00004969
00003897
00004506
00004439
00005630
00002080
00005744
00004172
00006412
00004771
00007449
00005943
00004452
00005736
00006396
00003949
00003793
00001347
00004975
00004938
00003921
00004783
00005607
00005970
00006079
00003397
00005617
00005205

Exhibit 5 to Attachment A

Notes: (continued)

4. (continued)

Loan ID
00003851
00005364

5.	For the purpose of comparing the “Primary Guarantor” and “Additional Guarantor” characteristics for Mortgage Loans which have more than one guarantor, as shown on the guaranty agreement Mortgage Loan Source Document, B2R, on behalf of the Depositor, instructed us to use:
a.	The guarantor with the highest median FICO score, as shown on the credit report Mortgage Loan Source Document, for the “Primary Guarantor” characteristic and
b.	The remaining guarantors, as shown on the guaranty agreement Mortgage Loan Source Document, for the “Additional Guarantor” characteristic.

For the purpose of comparing the “Primary Guarantor” characteristic for Mortgage Loans which do not have a credit report Mortgage Loan Source Document, B2R, on behalf of the Depositor, instructed us to note agreement if the “Primary Guarantor” value on the Preliminary Final Data File agreed with any of the guarantors that are shown on the applicable guaranty agreement Mortgage Loan Source Document.

6.	For the purpose of comparing the “Primary Guarantor FICO” characteristic for each Mortgage Loan, B2R, on behalf of the Depositor, provided the following instructions:
a.	Use “NAP” for each Mortgage Loan with “N” for the “Recourse (Y/N)” characteristic, as shown on the Preliminary Final Data File, and
b.	For each Mortgage Loan with “Y” for the “Recourse (Y/N)” characteristic, as shown on the Preliminary Final Data File, use:

                                     i.                    The lowest FICO score of the “Primary Guarantor” for the “Primary Guarantor FICO” characteristic if two FICO scores are listed on the applicable credit report Mortgage Loan Source Document and

                                     ii.                   The median FICO score of the “Primary Guarantor” for the “Primary Guarantor FICO” characteristic if three FICO scores are listed on the applicable credit report Mortgage Loan Source Document.

7.	For the Mortgaged Properties associated with each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the:
a.	Funding Date,
b.	First Payment Date,
c.	Maturity Date,
d.	Interest Rate,
e.	Monthly Debt Service ($) and
f.	Lockbox Trigger
for the applicable Mortgage Loan as the value for each of the characteristics listed in a. through f. above in this Note 7. for the Mortgaged Properties associated with such Mortgage Loan.

Exhibit 5 to Attachment A

Notes: (continued)

8.	For the purpose of comparing the “First Payment Date” characteristic for each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the eighth (8th) day of the calendar month in which the first full “Interest Period” (as defined on the applicable loan agreement or loan modification agreement Mortgage Loan Source Document) ends.

9.	For the purpose of comparing the “Maturity Date” characteristic for each Mortgage Loan with a “Loan Amortization Type” of “Interest-only, ARD” or “Amortizing ARD,” B2R, on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown on the loan agreement or loan modification agreement Mortgage Loan Source Document for the “Maturity Date” characteristic.

10.	B2R, on behalf of the Depositor, indicated that the Mortgage Loan identified on the Preliminary Final Data File as “Maynada Blue, LLC” (the “Maynada Mortgage Loan”) is comprised of a pari-passu portion of a mortgage whole loan (the “Maynada Whole Loan”), which also has a pari-passu portion that will not be an asset of the Issuing Entity (the “Maynada Companion Loan”). For the Maynada Whole Loan, the loan modification agreement Mortgage Loan Source Document indicates that the Maynada Whole Loan was split into an A-1 portion and A-2 portion which are pari-passu to each other. B2R, on behalf of the Depositor, indicated that the A-2 portion of the Maynada Whole Loan represents the Maynada Mortgage Loan and the A-1 portion of the Maynada Whole Loan represents the Maynada Companion Loan.

For the purpose of comparing the “Allocated Original Balance ($)” characteristic for the Maynada Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use information on the loan modification agreement Mortgage Loan Source Document for the A-2 portion of the Maynada Whole Loan. Additionally, for the purpose of comparing the “Allocated Original Balance ($)” characteristic for each Mortgaged Property that secures the Maynada Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the pro-rata portion of the allocated original balance for each Mortgaged Property, as shown on the loan agreement Mortgage Loan Source Document, based on the ratio of the “Allocated Original Balance ($)” of the Maynada Mortgage Loan, as shown on the Preliminary Final Data File, to the original balance of the Maynada Whole Loan, as shown on the loan agreement Mortgage Loan Source Document.

11.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Mortgage Loan with a “Loan Amortization Type” value of “Interest-only” or “Interest-only, ARD” on the Preliminary Final Data File (collectively, the “Interest Only Loans”), all of which have an “Interest Accrual Basis” on the Preliminary Final Data File of “Actual/360,” B2R, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of the:
a.	Allocated Original Balance ($),
b.	Interest Rate and
c.	365/360.

Exhibit 5 to Attachment A

Notes: (continued)

11. (continued)

For the purpose of calculating the monthly debt service of the Maynada Companion Loan (the “Maynada Companion Loan Monthly Debt Service”), which is an interest only loan, B2R, on behalf of the Depositor, instructed us to use 1/12th of the product of:

a.	The original balance of the Maynada Companion Loan, as shown on the loan modification agreement Mortgage Loan Source Document,
b.	The interest rate for the Maynada Whole Loan, as shown on the loan agreement Mortgage Loan Source Document, and
c.	365/360.

12.	For certain Mortgage Loans, the loan agreement or loan modification agreement Mortgage Loan Source Document:
a.	Contains a definition for the “Yield Maintenance Date” or “Permitted Prepayment Date,” which is defined as a numerical “Payment Date” (e.g., the 24th Payment Date),
b.	Contains a definition for “Payment Date,” which is defined as the “8th day of each month during the term” and
c.	Does not contain a definition for “First Payment Date.”

For the purpose of comparing the “Prepayment Provisions” characteristic for each such Mortgage Loan, B2R, on behalf of the Depositor, instructed us to assume that the first “Payment Date” is the eighth (8th) day of the calendar month in which the first full “Interest Period” (as defined on the applicable loan agreement or loan modification agreement Mortgage Loan Source Document) ends.

13.	For the Mortgage Loan identified on the Final Data File with Loan ID of “00007001” (the “00007001 Mortgage Loan”), the loan modification agreement Mortgage Loan Source Document:
a.	Contains a definition for the “Yield Maintenance Date,” which is defined as April 8th, 2016,
b.	Contains a definition for “Payment Date,” which is defined as “8th day of each month during the term” and
c.	Does not contain a definition for “First Payment Date.”

For the purpose of comparing the “Prepayment Provisions” characteristic for the Alder Somerset Mortgage Loan, B2R, on behalf of the Depositor, instructed us to assume that the first “Payment Date” is the eighth (8th) day of the calendar month in which the first full “Interest Period” (as defined on the applicable loan modification agreement Mortgage Loan Source Document) ends.

14.	For the purpose of comparing the “Lockbox Type” characteristic for each Mortgage Loan, B2R, on behalf of the Depositor, instructed us to use the lockbox definitions described in the “Cash Management Agreements/Lockboxes” section of the Draft Preliminary Offering Memorandum.

Exhibit 6 to Attachment A

Provided Mortgage Loan and Mortgaged Property Characteristics

Characteristic
Loan or Property
Loan ID
Property ID
Loan
Property
Loan Seller
SPE (Y/N)
Servicing Fee
Trustee / Certificate Administrator Fee
CREFC Fee
Cash Management (Y/N)
Address (Street)
Closest MSA
Third Party Market Rent (monthly)
Property Manager
Property Manager Affiliated with Guarantor (Y/N)
Section 8? (Y/N)
Loan Status
Loan
Property
Multi

Note: We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Mortgage Loan and Mortgaged Property Characteristics that are shown on the Data Files for each Mortgage Loan and Mortgaged Property.